Results for the year - Employee costs - Employee costs (Details) kr in Millions	12 Months Ended
	Dec. 31, 2023 DKK (kr) employee	Dec. 31, 2022 DKK (kr) employee	Dec. 31, 2021 DKK (kr) employee
Disclosure of attribution of expenses by nature to their function [line items]
Wages and salaries	kr 42,867	kr 34,575	kr 28,939
Share-based payment costs (note 5.1)	2,149	1,539	1,040
Pensions – defined contribution plans	3,267	2,472	2,022
Pensions – defined benefit plans	126	185	139
Other social security contributions	3,039	2,713	2,203
Other employee costs	4,066	3,105	2,189
Total employee costs for the year	55,514	44,589	36,532
Employee costs capitalised as intangible assets and property, plant and equipment	(2,337)	(1,451)	(1,240)
Change in employee costs capitalised as inventories	(409)	(70)	(56)
Total employee costs in the income statement	kr 52,768	kr 43,068	kr 35,236
Number of employees
Average number of full-time employees | employee	59,552	51,046	46,171
Year-end number of full-time employees | employee	63,370	54,393	47,792
Year-end employees (total) | employee	64,319	55,185	48,478
Cost of goods sold
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 15,490	kr 11,766	kr 9,611
Sales and distribution costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	20,810	17,700	15,003
Research and development costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	12,429	9,952	7,328
Administrative costs
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	3,962	3,517	3,098
Other operating income and expenses
Disclosure of attribution of expenses by nature to their function [line items]
Total employee costs in the income statement	kr 77	kr 133	kr 196